INVENTORY - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 35,700	$ 24,600
Impairment of inventory	(96)	(107)
Inventories pledged as security for liabilities	$ 6,800	$ 6,000